INVESTMENTS IN DIRECT FINANCING LEASES (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2014	Dec. 31, 2016 USD ($) vessel Rate	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($)	Oct. 31, 2015 vessel
Investment in Direct Financing Leases (Details)
Number of VLCCs and Suezmaxes Chartered | vessel		12	14
Term of charters, minimum (in years)		4 years
Term of charters, maximum (in years)		10 years
Vessel impairment charge		$ 5,314	$ 42,410	$ 11,800
Number of offshore supply vessels chartered on long-term bareboat charters | vessel		1
Joint venture, ownership percentage | Rate		50.00%
Number of container vessels contracted to be chartered in | vessel		1	2		2
Term of lease or charter	8 years	15 years	15 years
Assets accounted for as direct financing leases and leased to related parties | vessel		14	16
Capital Leases, Net Investment in Direct Financing and Sales Type Leases		$ 556,035	$ 511,443
Number of Chartered In Vessels | vessel		1
Minimum future lease revenues to be received [Abstract]
2017		$ 101,237
2018		101,203
2019		103,609
2020		99,421
2021		88,855
Thereafter		367,758
Total minimum lease revenues		862,083
Property subject to direct financing leases [Member]
Investment in Direct Financing Leases (Details)
Vessel impairment charge		500
Container vessels contracted in subject to direct financing leases [Member]
Investment in Direct Financing Leases (Details)
Capital Leases, Net Investment in Direct Financing and Sales Type Leases		$ 144,911	$ 0